Condensed Balance Sheet - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash	$ 25,219	$ 120,785
Prepaid expenses	211,802	249,172
Total current assets	237,021	369,957
Prepaid expense, net of current assets		41,075
Marketable securities held in Trust Account	258,991,111	258,821,242
TOTAL ASSETS	259,228,132	259,232,274
Current liabilities
Income tax payable	51,057
Related party payable	355,227	50,320
Accounts payable and accrued expenses	4,608,294	1,283,968
Total current liabilities	5,014,578	1,334,288
Warrant liability	402,847	4,115,552
Total Liabilities	5,417,425	5,449,840
Commitments and Contingencies (See Note 7)
Class A common stock subject to possible redemption 25,875,000 shares at redemption value	258,991,111	258,821,242
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Class A common stock, $0.0001 par value; 380,000,000 shares authorized; 200,000 shares issued and outstanding (excluding 25,875,000 shares subject to possible redemption)	20	20
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 6,468,750 shares issued and outstanding	647	647
Additional paid-in capital
Accumulated deficit	(5,181,071)	(5,039,475)
Total Stockholders' Deficit	(5,180,404)	(5,038,808)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 259,228,132	$ 259,232,274